LONG-TERM PREPAYMENTS, DEPOSITS AND OTHER ASSETS - Schedule of Long-Term Prepayments, Deposits and Other Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Long Term Prepayment Deposits and Other Assets [Abstract]
Entertainment production costs	$ 76,884	$ 76,884
Less: accumulated amortization	(58,601)	(51,744)
Entertainment production costs, net	18,283	25,140
Deferred rent assets	54,467	32,219
Other long-term prepayments and other assets	43,415	36,240
Other deposits	27,864	15,143
Input value-added tax, net	21,005	19,392
Deferred financing costs, net	19,364	27,235
Long-term receivables, net	3,724	5,759
Advance payments for construction costs	1,523	33,783
Long-term prepayments, deposits and other assets	$ 189,645	$ 194,911